Equity - Summary of the Warrants (Parenthetical) (Details) - Dragasac Warrant - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders Equity Details [Line Items]
Exercise price of warrant	$ 6.77 [1]	$ 6.77 [2]
Class A Common Stock
Stockholders Equity Details [Line Items]
Exercise price of warrant		$ 6.77
Warrants per share, percentage		80.00%
Description of exercise price	The exercise price is the lessor of $6.77 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.	The exercise price is the lesser of $6.77 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.

[1]	The exercise price is the lessor of $6.77 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.
[2]	The exercise price is the lesser of $6.77 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.